Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Schedule of fair value of assets and liabilities measured on recurring basis

The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	September 30, 2015
	Level 1	Level 2	Level 3	Total
	(unaudited)
Assets:
Money market funds	$285,079	$—	$—	$285,079
U.S. government agencies	—	105,542	—	105,542
Corporate debt securities	—	80,962	—	80,962
Derivative assets	—	5,313	—	5,313

Total	$285,079	$191,817	$—	$476,896

Liabilities:
Derivative liabilities	$—	$2,325	$—	$2,325

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$—	$316	$—	$316

Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$15,797	$15,797
Derivative liabilities	—	105	—	105

Total	$—	$105	$15,797	$15,902

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$4,028	$4,028

Schedule of changes in fair value of redeemable convertible preferred stock warrant liability

The following table sets forth a summary of the changes in the fair value of the redeemable convertible preferred stock warrant liability (in thousands):

Balance at December 31, 2011	$41
Fair value of redeemable convertible preferred stock warrants issued	410
Change in fair value	37

Balance at December 31, 2012	488
Fair value of redeemable convertible preferred stock warrants issued	170
Change in fair value	3,370

Balance at December 31, 2013	4,028
Settlement of warrant liability upon exercise	(1,503)
Change in fair value	13,272

Balance at December 31, 2014	15,797

Change in fair value (unaudited)	56,655
Settlement of warrant liability upon exercise (unaudited)	(56,678)
Reclassification of unexercised warrants to additional paid in capital upon the IPO (unaudited)	(15,774)

Balance at September 30, 2015 (unaudited)	$—

The following table sets forth a summary of the changes in the fair value of the acquisition-related contingent consideration (in thousands):

Balance at December 31, 2014	$—
Addition from acquisition	7,704
Change in fair value of contingent consideration	(7,704)

Balance at September 30, 2015	$—